Business Segment Information	3 Months Ended	6 Months Ended
	Mar. 31, 2013	Jun. 30, 2013
Notes to Consolidated Financial Statements [Abstract]
Business Segment Information
	North America Segment	International Segment	Segment Total	Corporate	Total
Three months ended June 30, 2013

Net revenue external customers	$2,375,247	$1,228,322	$3,603,569	$8,946	$3,612,515
Inter - segment revenue	1,771	-	1,771	(1,771)	-
Revenue	2,377,018	1,228,322	3,605,340	7,175	3,612,515
Depreciation and amortization	(81,208)	(45,701)	(126,909)	(31,892)	(158,801)
Operating income	393,806	208,964	602,770	(58,531)	544,239
Income (loss) from equity method investees	3,646	53	3,699	717	4,416
Capital expenditures, acquisitions and investments	107,948	66,175	174,123	41,757	215,880

Three months ended June 30, 2012

Net revenue external customers	$2,248,692	$1,170,902	$3,419,594	$8,379	$3,427,973
Inter - segment revenue	3,088	-	3,088	(3,088)	-
Revenue	2,251,780	1,170,902	3,422,682	5,291	3,427,973
Depreciation and amortization	(79,113)	(42,914)	(122,027)	(28,850)	(150,877)
Operating income	431,084	207,223	638,307	(49,482)	588,825
Income (loss) from equity method investees	8,338	62	8,400	(4,542)	3,858
Capital expenditures, acquisitions and investments	101,463	60,934	162,397	35,985	198,382

Six months ended June 30, 2013

Net revenue external customers	$4,662,497	$2,396,974	$7,059,471	$16,965	$7,076,436
Inter - segment revenue	2,846	-	2,846	(2,846)	-
Revenue	4,665,343	2,396,974	7,062,317	14,119	7,076,436
Depreciation and amortization	(161,368)	(90,954)	(252,322)	(62,832)	(315,154)
Operating Income	762,659	392,771	1,155,430	(117,878)	1,037,552
Income (loss) from equity method investees	7,935	968	8,903	321	9,224
Segment assets	14,094,573	5,971,985	20,066,557	2,261,790	22,328,347
thereof investments in equity method investees	247,277	375,343	622,620	(5,190)	617,430
Capital expenditures, acquisitions and investments(1)	220,280	148,877	369,157	66,294	435,451

Six months ended June 30, 2012

Net revenue external customers	$4,353,276	$2,306,991	$6,660,267	$16,461	$6,676,728
Inter - segment revenue	6,540	-	6,540	(6,540)	-
Revenue	4,359,816	2,306,991	6,666,807	9,921	6,676,728
Depreciation and amortization	(151,129)	(85,841)	(236,970)	(57,281)	(294,251)
Operating Income	778,917	402,135	1,181,052	(89,261)	1,091,791
Income (loss) from equity method investees	11,320	129	11,449	(2,094)	9,355
Segment assets	13,788,169	5,695,843	19,484,012	2,260,398	21,744,410
thereof investments in equity method investees	246,161	360,169	606,330	(2,714)	603,616
Capital expenditures, acquisitions and investments(2)	1,862,044	99,820	1,961,864	63,738	2,025,602

(1) International acquisitions exclude $11,684 of non-cash acquisitions for 2013.
(2) North America acquisitions exclude $496,386 of non-cash acquisitions and International acquisitions exclude $3,415 of non-cash acquisitions for 2012.

14. Business Segment and Corporate Information

The Company has identified three operating segments, North America Segment, EMEALA and Asia Pacific, which were determined based upon how the Company manages its businesses. All segments are primarily engaged in providing dialysis care services and the distribution of products and equipment for the treatment of ESRD. The Company has aggregated EMEALA and the Asia Pacific operating segments as the “International Segment.” The segments are aggregated due to their similar economic characteristics. These characteristics include same services provided and same products sold, the same type patient population, similar methods of distribution of products and services and similar economic environments. The General Partner's management board member responsible for the profitability and cash flow of each segment's various businesses supervises the management of each operating segment. The accounting policies of the segments are the same as those the Company applies in preparing the consolidated financial statements under accounting principles generally accepted in the U.S. (“U.S. GAAP”).

Management evaluates each segment using a measure that reflects all of the segment's controllable revenues and expenses. With respect to the performance of business operations, management believes that the most appropriate measure in this regard is operating income which measures the Company's source of earnings. The Company does not include the investment gain resulting from the 2012 Liberty Acquisition nor income taxes as it believes these items to be outside the segments' control. Financing is a corporate function, which the Company's segments do not control. Therefore, the Company does not include interest expense relating to financing as a segment measurement. Similarly, the Company does not allocate “corporate costs,” which relate primarily to certain headquarters overhead charges, including accounting and finance, global research and development, etc., because the Company believes that these costs are also not within the control of the individual segments. Production of products, production asset management, quality management and procurement are centrally managed in Corporate by Global Manufacturing Operations. These corporate activities do not fulfill the definition of a segment. Products are transferred to the segments at cost; therefore no internal profit is generated. The associated internal revenues for the product transfers and their elimination are recorded as corporate activities. Capital expenditures for production are based on the expected demand of the segments and consolidated profitability considerations. In addition, certain revenues, investments and intangible assets, as well as any related expenses, are not allocated to a segment but are accounted for as “Corporate”.

Information pertaining to the Company's segments and its Corporate activities for the three- and six-month periods ended June 30, 2013 and 2012 is set forth below.